UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (a):
0.23% - 0.29%, 3/01/11	$81,823	$81,807,344
0.20%, 4/06/11	12,000	11,995,733
0.25%, 4/11/11	60,000	59,971,250
0.20%, 4/20/11	10,152	10,147,601
0.51%, 4/25/11	30,000	29,964,725
0.51%, 5/02/11	33,000	32,957,925
0.23%, 5/11/11	25,000	24,984,187
0.50%, 6/03/11	20,000	19,966,111
0.42%, 7/11/11	25,000	24,953,333
0.42%, 7/12/11	25,000	24,953,042
0.21%, 8/01/11	100,000	99,894,417
0.26%, 9/26/11	50,000	49,914,417
Fannie Mae Variable Rate Notes (b):
0.28%, 11/23/12	47,000	46,974,228
0.34%, 1/10/13	25,000	24,990,219
Federal Farm Credit Bank Discount Notes (a):
0.23%, 8/10/11	13,000	12,984,219
0.25%, 10/05/11	22,000	21,962,417
0.25%, 10/12/11	15,000	14,973,646
Federal Farm Credit Bank Variable Rate Notes (b):
0.60%, 4/27/11	40,000	40,000,000
0.40%, 5/05/11	78,500	78,498,067
0.21%, 12/16/11	40,000	39,996,515
0.23%, 4/26/12	10,000	9,996,258
Federal Home Loan Bank Bonds, 5.30%, 5/02/11	5,000	5,063,696
Federal Home Loan Bank Discount Notes (a):
0.39%, 2/16/11	29,000	28,995,287
0.22%, 2/23/11	44,150	44,144,064
0.20%, 5/04/11	24,000	23,987,733
0.23%, 5/13/11	30,000	29,980,642
0.18%, 5/20/11	50,000	49,973,000
0.24%, 6/01/11	23,503	23,484,198
0.20%, 6/03/11	39,250	39,223,397
0.32%, 12/01/11	30,000	29,993,774
Federal Home Loan Bank Variable Rate Notes (b):
0.17%, 7/20/11	40,000	39,994,346
0.17%, 7/28/11	95,000	94,983,595
0.27%, 10/13/11	50,000	49,989,567
0.23%, 1/23/12	25,000	24,993,841
Freddie Mac Discount Notes (a):
0.22%, 2/22/11	10,000	9,998,717
0.29%, 3/08/11	79,985	79,962,594
0.21%, 4/04/11	50,000	49,982,347
0.21%, 4/06/11	27,100	27,089,883
0.19%, 4/12/11	31,600	31,588,018
0.20%, 4/18/11	100,000	99,957,778
0.19%, 5/02/11	50,000	49,976,250
0.25%, 5/17/11	50,000	49,963,542
0.19%, 5/19/11	10,000	9,994,353
0.20%, 8/17/11	50,000	49,945,278
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	190,000	189,999,274
0.36%, 4/01/11	50,000	50,007,755

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Freddie Mac Variable Rate Notes (b):
0.22%, 2/16/12	$56,000	$55,973,981
0.23%, 4/03/12	50,000	49,976,266
0.24%, 5/11/12	50,000	49,968,163
0.34%, 1/24/13	50,000	49,960,102

Total U.S. Government Sponsored Agency Obligations - 57.2%		2,151,037,095

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.20%, 6/02/11	25,000	24,983,194
0.30%, 12/15/11	25,000	24,935,059
U.S. Treasury Notes, 1.00%, 10/31/11	20,000	20,111,451

Total U.S. Treasury Obligations - 1.9%		70,029,704

Repurchase Agreements

Barclays Capital Inc., 0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $57,333,334, collateralized by U.S. Treasury Notes, 2.63% due 1/31/14, par and fair value of $55,707,200, $58,479,747, respectively)	57,333	57,333,000
Citigroup Global Markets, Inc., 0.24%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $100,000,667, collateralized by Fannie Mae and Freddie Mac, 1.21% - 4.50%, par and fair value of $159,767,125, $107,000,000, respectively)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.21%, 2/01/11 (Purchase on 1/31/11 to be repurchased at $50,000,292, collateralized by U.S. Treasury Notes, 4.38% due 11/15/39, par and fair value of $51,715,000, $51,000,607, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $75,000,438, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 1.30% due 2/02/11 – 7/26/13, par and fair value of $76,462,000, $76,500,380, respectively)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.22%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $260,001,589, collateralized by Fannie Mae, 3.00% - 6.00% due 1/01/26 – 1/01/38, par and fair value of $332,730,107, $267, 800,000, respectively)	260,000	260,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements (continued)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.23%, 2/07/11 (Purchased on 10/08/10 to be repurchased at $150,116,917, collateralized by various U.S. Government Sponsored Agency Obligations, 2.49% - 7.00% due 11/01/20 – 1/01/41, par and fair value of $330,830,755, $154,500,000, respectively)	$150,000	$150,000,000
Deutsche Bank Securities, Inc., 0.24%, 2/17/11 (Purchased on 10/20/10 to be repurchased at $50,040,000, collateralized by Fannie Mae and Freddie Mac, 2.56% - 5.88% due 2/01/34 – 3/01/40, par and fair value of $83,437,364, $51,500,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.21%, 2/01/11 (Purchased on 1/25/11 to be repurchased at $40,001,633, collateralized by Ginnie Mae, 5.00% - 6.50% due 1/15/33 – 10/20/40, par and fair value $93,162,188, $40,800,000, respectively)	40,000	40,000,000
HSBC Securities (USA), Inc., 0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $77,000,449, collateralized by U.S. Treasury Notes, 4.63% due 2/15/40, par and fair value of $75,570,000, $78,545,177, respectively)	77,000	77,000,000
JPMorgan Securities Inc., 0.20%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $33,136,184, collateralized by U.S. Treasury Notes, 4.38% - 8.13% due 8/15/19 – 5/15/40, par and fair value of $132,892,000, $33,799,493, respectively)	33,136	33,136,000
Morgan Stanley & Co. Inc., 0.21%, 2/01/11 (Purchase on 1/31/11 to be repurchased at $304,914,779, collateralized by U.S. Treasury Notes, 2.75% - 8.00% due 2/15/19 – 11/15/21, par and fair value $265,117,200, $311,011,286, respectively)	304,913	304,913,000
RBS Securities Inc, 0.22%, 2/03/11 (Purchased on 1/31/11 to be repurchased at $100,001,833, collateralized by Fannie Mae, 0.00% - 8.00% due on 2/01/17 – 1/01/40, par and fair value of $900,941,433, $103,001,359, respectively)	100,000	100,000,000
RBS Securities Inc, 0.23%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $75,000,479, collateralized by Fannie Mae, 4.00% - 5.00% due on 9/01/25 – 1/01/41, par and fair value of $77,680,296, $77,254,387, respectively)	75,000	75,000,000

Repurchase Agreements (concluded)	Par (000)	Value

UBS Securities LLC, 0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $68,445,399, collateralized by U.S. Treasury Notes, 0.00% due 4/28/11, par and fair value of $69,838,400, $69,813,957, respectively)	$68,445	$68,445,000

UBS Securities LLC, 0.23%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $100,000,639, collateralized by various U.S. Government Sponsored Agency Obligations, 1.26% - 10.00% due 1/25/18 – 1/20/41, par and fair value of $107,091,396, $ 102,068,561, respectively)	100,000	100,000,000

Total Repurchase Agreements - 40.9%		1,540,827,000

Total Investments
(Cost - $3,761,893,799*) – 100.0%		3,761,893,799
Other Assets Less Liabilities – 0.0%		1,562

Net Assets – 100.0%		$3,761,895,361

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi- annual report.

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (concluded)	FFI Government Fund

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$3,761,893,799	—	$3,761,893,799

[1] See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	3

Schedule of Investments January 31, 2011 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

FFI Institutional Fund of Master Institutional Portfolio	$5,889,037,075

Total Investments (Cost - $5,889,037,075) – 100.0%	5,889,037,075
Liabilities in Excess of Other Assets – (0.0)%	(552,526)

Net Assets – 100.0%	$5,888,484,549

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,889,037,075 and 53.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$5,463,729,180

Total Investments (Cost - $5,463,729,180) – 100.0%	5,463,729,180
Liabilities in Excess of Other Assets – (0.0)%	(741,236)

Net Assets – 100.0%	$5,462,987,944

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,463,729,180 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$11,316,633,459

Total Investments (Cost - $11,316,633,459) – 100.0%	11,316,633,459
Liabilities in Excess of Other Assets – (0.0)%	(1,448,568)

Net Assets – 100.0%	$11,315,184,891

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in FFI Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $11,316,633,459 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

FFI Select Institutional Fund of Master Institutional Portfolio	$5,231,352,590

Total Investments (Cost - $5,231,352,590) – 100.0%	5,231,352,590
Liabilities in Excess of Other Assets – (0.0)%	(729,402)

Net Assets – 100.0%	$5,230,623,188

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,231,352,590 and 47.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.11% - 0.14%, 2/03/11	$468,807	$468,803,566
0.08% - 0.19%, 2/10/11	483,614	483,597,300
0.13% - 0.19%, 2/17/11	113,682	113,674,761
0.10% - 0.15%, 2/24/11	57,282	57,276,740
0.14% - 0.17%, 3/03/11	56,794	56,786,660
0.15%, 3/10/11	49,810	49,802,512
0.16% - 0.19%, 3/17/11	202,674	202,631,711
0.16% - 0.20%, 3/24/11	138,000	137,966,241
0.19%, 4/07/11	50,000	49,983,299
0.15% - 0.17%, 4/14/11	576,000	575,828,220
0.15% - 0.18%, 4/21/11	254,958	254,870,956
0.16% - 0.18%, 4/28/11	177,184	177,115,899
0.15% - 0.17%, 5/05/11	76,000	75,970,053
0.16%, 5/12/11	30,000	29,986,583
0.18%, 5/19/11	30,000	29,983,950
0.21%, 6/02/11	25,000	24,982,354
0.19%, 6/09/11	25,000	24,983,555
0.19%, 6/16/11	30,000	29,978,625
0.23%, 6/30/11	50,000	49,953,438
0.19%, 7/07/11	50,000	49,958,833
0.30%, 12/15/11	30,000	29,922,071
U.S. Treasury Note:
5.00%, 2/15/11	25,000	25,045,953

Total Investments (Cost - $2,999,103,280*) – 101.8%		2,999,103,280
Liabilities in excess of Other Assets – (1.8)%		(51,903,613)

Net Assets – 100.0%		$2,947,199,667

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Treasury Obligations[1]	—	$2,999,103,280	—	$2,999,103,280

[1]	See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUITIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a) — 40.5%
Bank of Montreal, Chicago:
0.24%, 2/22/11	$75,000	$75,000,000
0.24%, 2/24/11	82,000	82,000,000
0.31%, 8/29/11 (b)	59,000	59,000,000
0.36%, 11/23/11 (b)	25,000	24,997,955
Bank of Nova Scotia, Houston:
0.24%, 2/02/11	200,000	200,000,000
0.25%, 2/28/11	250,000	250,000,000
0.27%, 3/01/11	150,000	150,000,000
0.26%, 3/10/11	100,000	99,999,486
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.30%, 3/15/11	190,000	190,000,000
Barclays Bank Plc, NY:
0.42%, 2/18/11	50,000	50,000,000
0.38%, 5/19/11	175,000	175,000,000
BNP Paribas SA, NY:
0.38%, 5/04/11	185,000	185,000,000
0.39%, 5/05/11	140,000	140,000,000
Canadian Imperial Bank of Commerce, NY, 0.31%, 7/18/11 (b)	72,130	72,130,000
Credit Agricole CIB, NY:
0.40%, 2/08/11	160,000	160,000,000
0.41%, 4/08/11	73,000	73,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	18,000	18,000,000
Credit Suisse, NY, 0.28%, 4/12/11	150,000	150,000,000
Deutsche Bank AG, NY:
0.40%, 2/18/11	100,000	100,005,651
0.28%, 2/23/11	150,000	150,000,000
Dexia Credit Local, ST GTD NY, 2.05%, 2/17/11 (c)	305,500	305,500,000
Lloyd’s TSB Bank Plc, NY:
0.62%, 2/11/11	149,000	149,000,000
0.55%, 2/18/11	55,000	55,000,000
0.46%, 4/07/11	75,000	75,000,000
National Australia Bank, NY (b):
0.34%, 11/09/11	115,300	115,300,000
0.35%, 2/10/12	59,000	59,000,000
Nordea Bank Finland Plc, NY, 0.27%, 3/14/11	100,000	100,000,000
Rabobank Nederland NV, NY, 0.35%, 9/15/11 (b)	75,000	75,000,000
Royal Bank of Canada, NY (b):
0.35%, 10/14/11	110,000	110,000,000
0.36%, 11/10/11	42,750	42,750,000
Royal Bank of Scotland Plc, CT:
0.49%, 3/01/11 (b)	100,000	100,000,000
0.49%, 4/14/11	100,000	100,000,000
0.47%, 4/19/11 (b)	155,000	155,000,000
0.61%, 5/06/11	40,000	40,000,000
Societe Generale, NY, 0.39%, 4/21/11 (b)	100,000	100,000,000
Svenska Handelsbanken AB, NY, 0.27%, 2/22/11	122,000	121,999,643

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
Toronto-Dominion Bank, NY:
0.26%, 2/04/11 (b)	$45,500	$45,500,000
0.28%, 3/18/11	145,000	145,000,000
0.28%, 3/22/11	150,000	150,000,000
0.34%, 1/12/12 (b)	61,000	61,000,000

Total Certificates of Deposit - 40.5%		4,509,182,735

Commercial Paper (d)

ING (U.S.) Funding LLC, 0.43%, 4/05/11	75,000	74,943,563
JPMorgan Chase & Co., 0.25%, 2/11/11	50,000	49,996,528
LMA Americas LLC, 0.25%, 2/28/11	39,050	39,042,678
UBS Finance (Delaware), LLC, 0.18%, 2/03/11	200,000	199,998,000
US Collateralized Commercial Paper
Notes Series 2010-1, 0.32%, 2/03/11	55,000	54,999,022
Variable Funding Capital Co. LLC, 0.27%, 4/25/11	170,000	169,894,175
Westpac Banking Corp. (b):
0.34%, 1/06/12	117,000	117,000,000
0.42%, 1/13/12	125,000	125,000,000

Total Commercial Paper - 7.5%		830,873,966

Corporate Notes

KBC Bank NV, NY, 1.77%, 2/01/11 (c)	147,986	147,985,000
Rabobank Nederland, 2.05%, 4/07/11 (c)(e)	280,401	280,400,000

Total Corporate Notes – 3.8%		428,385,000

Time Deposits

Societe Generale, 0.18%, 2/01/11	184,538	184,538,000

Total Time Deposits - 1.7%		184,538,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (d):
0.16%, 3/14/11	75,000	74,986,333

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Fannie Mae Discount Notes (d) (concluded):
0.23%, 4/11/11	$100,000	$99,955,917
0.18%, 5/04/11	55,000	54,973,997
0.19%, 7/27/11	125,000	124,880,833
Fannie Mae Variable Rate Notes (b):
0.17%, 5/13/11	113,000	113,005,943
0.25%, 7/26/12	106,500	106,468,472
0.28%, 8/23/12	100,000	99,952,690
0.29%, 12/20/12	74,500	74,471,574
Federal Home Loan Bank Discount Notes, 0.20%, 7/29/11 (d)	45,500	45,456,130
Freddie Mac Discount Notes (d):
0.28%, 3/08/11	85,000	84,976,861
0.25%, 5/25/11	75,000	74,941,146
0.21%, 5/31/11	85,715	85,655,500
0.21%, 6/06/11	50,000	49,963,542
0.21%, 6/13/11	146,000	145,887,580
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	373,475	373,472,507
0.17%, 5/05/11	160,000	159,987,695
0.21%, 12/29/11	50,000	49,977,102
0.23%, 4/03/12	55,000	54,973,893
0.24%, 5/11/12	25,000	24,984,082
0.34%, 1/24/13	60,000	59,952,122

Total U.S. Government Sponsored
Agency Obligations - 17.6%		1,958,923,919

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.18% - 0.19%, 2/03/11	290,000	289,997,057
0.18% - 0.19%, 2/24/11	150,000	149,982,391
0.19%, 3/17/11	125,000	124,970,743
0.19%, 3/24/11	100,000	99,973,083
0.18% - 0.19%, 3/31/11	175,000	174,948,767
0.19% - 0.20%, 5/26/11	230,000	229,860,310
0.20% - 0.22%, 6/02/11	185,000	184,872,715
0.19%, 6/23/11	74,500	74,445,342
0.22%, 6/30/11	25,000	24,977,753
0.20%, 7/07/11	75,000	74,935,000
0.19% - 0.21%, 7/28/11	151,000	150,857,505
0.27%, 9/22/11	75,000	74,871,365
U.S. Treasury Notes, 1.00%, 8/31/11	75,000	75,318,119

Total U.S. Treasury Obligations - 15.6%		1,730,010,150

Repurchase Agreements	Par (000)	Value

Citigroup Global Markets, Inc.:
0.45%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $35,000,438, collateralized by various U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.71% - 4.00% due 7/25/27 – 2/25/38, par and fair value of $49,830,339, $37,450,000, respectively)	$35,000	$35,000,000
0.55%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $75,001,146, collateralized by various U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 1.16% - 4.50% due 3/20/33 - 11/25/40, par and fair value of $377,468,420, $80,250,000, respectively)	75,000	75,000,000
Deutsche Bank Securities, Inc.:
0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $650,003,792, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 3.63% due 2/09/11 – 8/18/15, par and fair value of $661,747,000, $663,003,665, respectively)	650,000	650,000,000
0.30%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $55,000,458, collateralized by various Corporate/Debt Obligations, 0.00% - 6.30% due 4/15/13 – 12/11/49, par and fair value of $575,557,438, $58,850,001, respectively)	55,000	55,000,000
Goldman Sachs & Co., 0.21%, 2/03/11 (Purchased on 1/27/11 to be repurchased at $200,008,167 collateralized by various U.S. Government Sponsored Agency Obligations, 1.09% - 4.00% due 5/20/36 – 4/20/40, par and fair value of $220,306,360, $214,000,001, respectively)	200,000	200,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

HSBC Securities (USA), Inc., 0.32%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $10,000,089, collateralized by various Corporate/Debt Obligations, 9.25% due 1/15/19, par and fair value of $8,600,000, $10,703,563, respectively)	$10,000	$10,000,000
JPMorgan Securities Inc., 0.60%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $30,000,500, collateralized by various Corporate/Debt Obligations, 0.00% - 9.38% due 6/20/11 – 10/25/47, par and fair value of $57,034,346, $32,105,467, respectively)	30,000	30,000,000
Morgan Stanley & Co. Inc., 0.25%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $250,001,736, collateralized by various Corporate/Debt Obligations, 0.00% - 4.00% due 8/10/11 – 5/01/40, par and fair value of $288,547,397, $264,976,635, respectively)	250,000	250,000,000
RBS Securities Inc., 0.35%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $50,000,486, collateralized by Ginnie Mae and Corporate/Debt Obligations, 3.13% - 5.55% due 4/14/15 – 9/15/50, par and fair value of $49,244,814, $51,117,712, respectively)	50,000	50,000,000
UBS Securities LLC, 0.38%, 2/01/11 (Purchase on 1/31/11 to be repurchased at $115,001,214, collateralized by various Corporate/Debt Obligations, 0.00% - 11.38% due 4/28/11 – 9/01/2105, par and fair value of $119,371,220, $123,050,000, respectively)	115,000	115,000,000

Total Repurchase Agreements - 13.2%		1,470,000,000

Total Investments (Cost - $11,111,913,770*) – 99.9%		11,111,913,770
Other Assets Less Liabilities – 0.1%		8,475,895

Net Assets – 100.0%		$11,120,389,665

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$11,111,913,770	—	$11,111,913,770

[1]	See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	3

Schedule of Investments January 31, 2011 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.7%
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (a):
Series A, 0.25%, 2/01/11	$45,850	$45,850,000
Series B, 0.25%, 2/01/11	15,500	15,500,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.40%, 2/07/11 (a)	32,515	32,515,000

		93,865,000

Arizona — 1.1%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.35%, 2/07/11 (a)	22,940	22,940,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b):
Series 2006-0141, 0.29%, 2/07/11	14,000	14,000,000
Series 2009-0041, 0.29%, 2/07/11 (c)	24,790	24,790,000

		61,730,000

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, VRDN, Mortgage- Backed Securities Program, Series E, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.37%, 2/07/11 (a)	4,865	4,865,000

Municipal Bonds	Par (000)	Value

Arkansas (concluded)
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.37%, 2/07/11 (a)	$14,285	$14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.40%, 2/07/11 (a)	16,800	16,800,000

		35,950,000

California — 7.6%
California Community College Financing Authority, RB, TRAN, Series A, 2.00%, 6/30/11	11,890	11,945,452
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Jewish Community Center (Bank of America NA LOC), 0.32%, 2/01/11 (a)	10,000	10,000,000
California Rural Home Mortgage Finance Authority Homebuyers Fund, Refunding RB, VRDN, Draw Down, Mandatory Put Bonds, AMT, 0.51%, 2/01/11 (a)	75,424	75,423,700
California School Cash Reserve Program Authority, RB:
Senior Series B, 2.00%, 6/01/11	18,630	18,696,734
Series D, 2.00%, 3/01/11	38,285	38,321,571
Series F, 2.00%, 6/01/11	16,300	16,371,817
City of Los Angeles California, GO, TRAN:
2.00%, 3/31/11	19,100	19,143,937
2.00%, 4/21/11	12,105	12,141,486

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
MRB	Mortgage Revenue Bonds
MSTR	Municipal Securities Trust Receipts
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
County of Los Angeles California, RB, ROCS, VRDN, Series II-R-13101CE (Citibank NA Liquidity Facility), 0.31%, 2/07/11 (a)(b)(c)	$14,100	$14,100,000
East Bay Municipal Utility District, Refunding RB, Series A-1, Mandatory Put Bonds, 0.32%, 2/07/11 (d)	24,000	24,000,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.36%, 2/07/11 (a)(b)	23,310	23,310,500
Los Angeles Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	39,700	39,914,023
San Diego Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	65,000	65,376,915
State of California, GO, FLOATS, VRDN, Series DCL-010 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11 (a)(b)	18,580	18,580,000
State of California, GO, Refunding, FLOATS, VRDN, Series DCL-011 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11 (a)(b)	28,405	28,405,000

		415,731,135

Colorado — 2.0%
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.27%, 2/01/11 (a)	21,775	21,775,000
Colorado Housing & Finance Authority, RB, VRDN, Ready Foods Inc, Project, Series A, AMT (US Bank NA LOC), 0.34%, 2/07/11 (a)	1,880	1,880,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.34%, 2/07/11 (a)(b)	35,240	35,240,000
Southglenn Metropolitan District, RB, VRDN (BNP Paribas SA LOC), 0.31%, 2/07/11 (a)	6,855	6,855,000
Traer Creek Metropolitan District, RB, VRDN, Avon (BNP Paribas SA LOC), 0.52%, 2/07/11 (a)	13,755	13,755,000
University of Colorado Hospital Authority, RB, VRDN, Series A (AGM Insurance, Wells Fargo Bank NA SBPA), 0.34%, 2/07/11 (a)	28,825	28,825,000

		108,330,000

Connecticut — 0.6%
State of Connecticut, GO, BAN, Series A, 2.00%, 5/19/11	30,000	30,135,884

Municipal Bonds	Par (000)	Value

District of Columbia — 0.5%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.30%, 2/07/11 (a)(b)	$15,515	$15,515,000
District of Columbia Water & Sewer Authority, Refunding RB, FLOATS, VRDN, Series 3494 (AGM Insurance, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11 (a)(b)(c)	13,960	13,960,000

		29,475,000

Florida — 3.6%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.32%, 2/07/11 (a)	2,180	2,180,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.29%, 2/07/11 (a)	7,680	7,680,000
City of Lakeland Florida, JP Morgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.34%, 2/07/11 (a)(b)(c)	8,500	8,500,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DBE-492 (Deutsche Bank AG Guarantee Agreement, Deutsche Bank AG Liquidity Facility), 0.29%, 2/07/11 (a)(b)	11,243	11,243,000
County of Miami-Dade Florida, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3814 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.39%, 2/07/11 (a)(b)(c)	3,000	3,000,000
Hillsborough County Housing Finance Authority, MRB, VRDN, Meridian Pointe Apartments Project, AMT (Citibank NA LOC), 0.32%, 2/07/11 (a)	6,500	6,500,000
Jacksonville Electric Authority Florida, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 2/07/11 (a)(b)(c)	22,025	22,025,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.27%, 2/01/11 (a)	11,260	11,260,000
Miami-Dade County School Board, COP, FLOATS, VRDN, Series 2982 (AGC Insurance, Morgan Stanley Bank Liquidity Facility), 0.29%, 2/07/11 (a)(b)(c)	52,500	52,500,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.35%, 2/07/11 (a)	29,315	29,315,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.25%, 2/01/11 (a)	$18,800	$18,800,000
Sunshine State Governmental Financing Commission, RB, VRDN (Dexia Credit Local LOC), 0.35%, 2/07/11 (a)	21,830	21,830,000

		194,833,000

Georgia — 1.3%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.35%, 2/07/11 (a)	7,000	7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.37%, 2/07/11 (a)	8,205	8,205,000
Municipal Electric Authority of Georgia, Refunding RB, VRDN (AGM Insurance, Dexia Credit Local SBPA), Project One (a):
Series C, 0.35%, 2/07/11	10,085	10,085,000
Sub-Series E, 0.32%, 2/07/11	48,555	48,555,000

		73,845,000

Hawaii — 0.5%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.34%, 2/07/11 (a)(b)	25,760	25,760,000

Idaho — 0.5%
State of Idaho, RB, TAN, 2.00%, 6/30/11	25,500	25,664,819

Illinois — 3.3%
City of Aurora Illinois, RB, VRDN, Aztech Engineering Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.39%, 2/07/11 (a)	1,240	1,240,000
City of Chicago Illinois, RB, VRDN (a):
FLOATS, Series PT-3334 (Dexia Credit Local Liquidity Facility), 0.43%, 2/07/11 (b)	12,400	12,400,000
Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.80%, 2/07/11	2,000	2,000,000
Illinois Finance Authority, RB, VRDN (a):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.40%, 2/07/11	7,175	7,175,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.50%, 2/07/11	905	905,000
St. Xavier University (Bank of America NA LOC), 0.33%, 2/07/11	3,745	3,745,000

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB, VRDN, Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.30%, 2/01/11 (a)	$45,870	$45,870,000
Regional Transportation Authority, RB, VRDN, FLOATS (a)(b):
Series 2761 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local SBPA), 0.43%, 2/07/11	18,745	18,745,000
Series DCL-020 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.35%, 2/07/11	74,155	74,155,000
Southern Illinois University, Eclipse Funding Trust, RB, VRDN, Series 2006-0078, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.28%, 2/07/11 (a)(b)(c)	11,430	11,430,000

		177,665,000

Indiana — 0.6%
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris Bank NA LOC), 0.31%, 2/07/11 (a)	5,805	5,805,000
County of Whitley Indiana, RB, VRDN, Micopulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.46%, 2/07/11 (a)	770	770,000
Indiana Finance Authority, Refunding RB:
Ascension Health, Series E6, Mandatory Put Bonds, 0.39%, 3/15/11 (d)	6,000	6,000,000
VRDN, IVC Industrial Coatings Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.35%, 2/07/11 (a)	7,900	7,900,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. Liquidity Facility), 0.44%, 2/07/11 (a)(b)	13,395	13,395,000

		33,870,000

Kansas — 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.34%, 2/07/11 (a)	2,515	2,515,000
City of Lenexa Kansas, RB, FLOATS, VRDN, Series 2007-302 (Bank of America NA Liquidity Facility), 0.41%, 2/07/11 (a)(b)	7,865	7,865,000
Counties of Sedgwick & Shawnee Kansas, JP Morgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. SBPA), 0.39%, 2/07/11 (a)(b)(c)	5,850	5,850,000

		16,230,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 0.8%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC), 0.56%, 2/07/11 (a)	$2,870	$2,870,000
County of Pendleton Kentucky, TECP, Kentucky Association of Counties Leasing Program, Series 1989 (JPMorgan Chase Bank LOC), 0.40%, 2/11/11	43,000	43,000,000

		45,870,000

Louisiana — 1.6%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.40%, 2/07/11 (a)	4,500	4,500,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, Conoco Inc. Project, Series A, 0.28%, 2/07/11 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.44%, 2/07/11	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.44%, 2/07/11	10,000	10,000,000
Parish of St. Charles Louisiana, RB, VRDN (a):
Shell Oil Co. Norco Project, AMT, 0.33%, 2/01/11	23,600	23,600,000
Valero Energy Corp. (Mizuho Corporate Bank LOC), 0.29%, 2/07/11	7,500	7,500,000
State of Louisiana, RB, VRDN (a)(b):
FLOATS, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 2/07/11 (c)	6,000	6,000,000
PUTTERS, Series 2377 (AGC Insurance, JPMorgan Chase Bank Liquidity Facility), 0.34%, 2/07/11	9,420	9,420,000

		85,920,000

Maine — 0.8%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.32%, 2/07/11 (a)	20,540	20,540,000
Maine Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
FLOATS, Series 59C (Wells Fargo & Co. Liquidity Facility), 0.29%, 2/07/11 (b)(c)	13,170	13,170,000
Series B (KBC Bank NV LOC), 0.34%, 2/07/11	12,150	12,150,000

		45,860,000

Maryland — 0.8%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.28%, 2/07/11 (a)	10,055	10,055,000

Municipal Bonds	Par (000)	Value

Maryland (concluded)
County of Washington Maryland, RB, VRDN (a):
Conservit Inc. Facility (Manufacturers & Traders LOC), 0.44%, 2/07/11	$3,930	$3,930,000
Homewood Williamsport Facility (M&T Bank LOC), 0.34%, 2/07/11	6,915	6,915,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.44%, 2/07/11 (a)(b)	3,625	3,625,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Bindagraphics Inc. Project, 0.44%, 2/07/11	1,175	1,175,000
Gamse Lithographing Co. Facility, 0.44%, 2/07/11	1,955	1,955,000
Linemark Printing Project, 0.49%, 2/07/11	5,050	5,050,000
Maryland State Transportation Authority, RB, ROCS, VRDN, Series II-R-11437 (AGM Insurance, Citibank NA Liquidity Facility), 0.30%, 2/07/11 (a)(b)	10,000	10,000,000

		42,705,000

Massachusetts — 2.4%
Commonwealth of Massachusetts, GO, Refunding, FLOATS, VRDN, Series DC- 8024 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.35%, 2/07/11 (a)(b)	51,260	51,260,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.38%, 2/07/11 (a)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Certificates, Bank of America, Series 2007-344 (Bank of America NA LOC), 0.48%, 2/07/11 (b)	52,192	52,192,000
Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.32%, 2/07/11	1,850	1,850,000
Massachusetts Health & Educational Facilities Authority, Macon Trust, RB, VRDN, Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC), 0.41%, 2/07/11 (a)(b)	10,955	10,955,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74 (State Street Bank & Trust Co. SBPA), 0.29%, 2/07/11 (a)(b)	8,244	8,244,000

		129,051,000

Michigan — 1.7%
Eastern Michigan University, Refunding RB, VRDN, General, Series A (JPMorgan Chase Bank LOC), 0.31%, 2/01/11 (a)	6,000	6,000,000

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.32%, 2/07/11 (a)	$9,115	$9,115,000
Lakeview School District Michigan, GO, VRDN, School Building & Site, Series B (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.32%, 2/07/11 (a)	1,500	1,500,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	6,950	6,995,101
Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/22/11	18,800	18,965,977
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.33%, 2/07/11 (a)(b)	3,700	3,700,000
Michigan State HDA, Refunding RB, VRDN, AMT (a):
Series E (KBC Bank NV SBPA), 0.33%, 2/07/11	28,000	28,000,000
Series F (Bank of Nova Scotia SBPA), 0.33%, 2/07/11	7,600	7,600,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit (a):
0.28%, 2/07/11	500	500,000
0.38%, 2/07/11	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 1.45%, 2/07/11 (a)	2,400	2,400,000
Saline Area Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen LOC), 0.32%, 2/07/11 (a)	1,700	1,700,000

		92,776,078

Minnesota — 1.1%
City of Minneapolis Minnesota, GO, VRDN, Library (Dexia Credit Local SBPA), 0.34%, 2/07/11 (a)	27,255	27,255,000
Minnesota School District Capital Equipment Borrowing Program, COP, Aid Anticipation Certificates Indebtedness, Series B, 2.00%, 9/01/11	34,550	34,879,908

		62,134,908

Mississippi — 1.6%
County of Perry Mississippi, Refunding RB, VRDN, Leaf River Forest Products Project (Bank of America NA LOC), 0.34%, 2/07/11 (a)	33,000	33,000,000
Mississippi Business Finance Corp., RB, VRDN, Promenade D’Iberville, LLC Project (Wells Fargo Bank NA LOC), 0.29%, 2/07/11 (a)	30,895	30,895,000

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.32%, 2/07/11 (a)(b)	$25,270	$25,270,000

		89,165,000

Missouri — 1.8%
City of St. Louis Missouri, Refunding RB, FLOATS, VRDN, Series DCL-017 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11 (a)(b)	15,055	15,055,000
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
BJC Health System, Series B (US Bank NA SBPA), 0.27%, 2/01/11	20,000	20,000,000
ROCS, Series II-R-12269 (Citibank NA Liquidity Facility), 0.29%, 2/07/11 (b)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB:
Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.48%, 5/04/11 (d)	7,430	7,430,000
VRDN, MSTR, Series SG 157 (Societe Generale SBPA), 0.29%, 2/07/11 (a)(b)	14,840	14,840,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.44%, 2/07/11 (a)	8,000	8,000,000

		97,620,000

Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.37%, 2/07/11 (a)(b)(c)	9,809	9,808,908

Nebraska — 2.1%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.29%, 2/07/11 (a)	80,330	80,330,000
City of Lincoln Nebraska, RB, VRDN (a)(b):
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.31%, 2/07/11	13,370	13,370,000
Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.28%, 2/07/11	23,310	23,310,000

		117,010,000

Nevada — 1.4%
County of Clark Nevada, RB:
System, Junior Subordinate Lien Notes, Series E-1, 2.50%, 6/01/11	12,740	12,817,721
VRDN, ROCS, Series II-R-11825 (AGC Insurance, Citibank NA SBPA), 0.31%, 2/07/11 (a)(b)(c)	1,500	1,500,000
VRDN, ROCS, Series II-R-11827 (Citibank NA SBPA), 0.37%, 2/07/11 (a)(b)(c)	6,250	6,250,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)
Director of the State of Nevada Department of Business & Industry, RB, VRDN, AMT (a):
LVE Energy Partners LLC Project (Sumitomo Mitsui Banking LOC), 0.38%, 2/07/11	$13,100	$13,100,000
Republic Service Inc. Project (Bank of America NA LOC), 0.42%, 2/07/11	41,000	41,000,000

		74,667,721

New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.56%, 2/07/11 (a)	2,760	2,760,000

New Jersey — 8.0%
Dexia Credit Local Certificates Trust, Refunding RB, VRDN, Series DCL- 2008-063 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.33%, 2/07/11 (a)(b)(c)	10,730	10,730,000
Essex County Improvement Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 3987 (Dexia Credit Local Liquidity Facility), 0.42%, 2/07/11 (a)(b)	46,335	46,335,000
Garden State Preservation Trust, RB, VRDN, FLOATS (a)(b):
Series DCL 006 (AGM Insurance, Dexia Credit Local LOC), 0.35%, 2/07/11	13,400	13,400,000
Series DCL-2008-001 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.37%, 2/07/11	30,365	30,365,000
New Jersey EDA, Refunding RB, VRDN, FLOATS (Dexia Credit Local LOC, Dexia Credit Local SBPA) (a)(b):
Series PT-2805, 0.42%, 2/07/11	32,555	32,555,000
Series PT-3824, 0.42%, 2/07/11	52,430	52,430,000
New Jersey State Turnpike Authority, RB, VRDN, Series C-2 (AGM Insurance, Dexia Credit Local SBPA), 0.33%, 2/07/11 (a)	50,000	50,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a):
FLOATS, Series DCL-040 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.35%, 2/07/11 (b)	49,480	49,480,000
Series 2009-31 (State Street Bank & Trust Co. Liquidity Facility), 0.29%, 2/07/11	16,100	16,100,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, Refunding RB, VRDN, FLOATS (a)(b):
Series 2494 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local SBPA), 0.42%, 2/07/11	$26,685	$26,685,000
Series PT-3535 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.42%, 2/07/11	5,990	5,990,000
Series PT-3859 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.42%, 2/07/11	17,590	17,590,000
State of New Jersey, RB, VRDN (JPMorgan Chase & Co. Liquidity Facility) JP Morgan Chase PUTTERS/DRIVERS Trust, PUTTERS (a)(b)(c):
Series 3808, 0.27%, 2/01/11	38,100	38,100,000
Series 3811, 0.27%, 6/23/11	50,000	50,000,000

		439,760,000

New Mexico — 0.5%
New Mexico Educational Assistance Foundation, RB, VRDN, Series A-1, AMT (Royal Bank of Canada LOC), 0.32%, 2/07/11 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada Liquidity Facility), 0.40%, 2/07/11 (a)(b)	14,900	14,900,000

		29,900,000

New York — 3.8%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.30%, 2/07/11 (a)(b)	7,000	7,000,000
New York City Housing Development Corp., RB (a):
ROCS, VRDN, Series II-R-13100 (Citibank NA Liquidity Facility), 0.31%, 2/07/11 (a)(b)(c)	15,000	15,000,000
Series I-2, Mandatory Put Bonds, AMT, 0.53%, 5/13/11 (d)	6,950	6,950,000
Series J-1, Mandatory Put Bonds, 0.48%, 9/15/11 (d)	17,675	17,675,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b):
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.31%, 2/07/11	24,565	24,565,000
ROCS, Series II-R-12309 (AGM Insurance, Citibank NA SBPA), 0.29%, 2/07/11 (c)	21,495	21,495,000

6	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.29%, 2/07/11 (a)(b)	$20,000	$20,000,000
Port Authority of New York & New Jersey, JP Morgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.38%, 2/07/11 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.31%, 2/07/11 (a)(b)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.34%, 2/07/11 (a)	13,690	13,690,000

		206,910,000

North Carolina — 3.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 1016 (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Facility), 0.37%, 2/07/11 (a)(b)	18,370	18,370,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN (AGM Insurance, Dexia Credit Local SBPA) Carolinas HealthCare System (a):
Series D, 0.34%, 2/07/11	19,050	19,050,000
Series E, 0.34%, 2/07/11	24,330	24,330,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.25%, 2/01/11 (a)	66,000	66,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 0.39%, 2/07/11 (a)	4,825	4,825,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Windows, Series D, 0.39%, 2/07/11 (a)	8,845	8,845,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.30%, 2/07/11 (a)	4,870	4,870,000
North Carolina Medical Care Commission, Refunding RB, VRDN, Wake Forest University, Series D (Bank of America NA LOC), 0.30%, 2/01/11 (a)	20,915	20,915,000
Person County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, CertainTeed Gypsum Inc. (Credit Industriel et Commercial LOC), 0.32%, 2/07/11 (a)	7,500	7,500,000

		174,705,000

Municipal Bonds	Par (000)	Value

Ohio — 2.0%
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax- Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.31%, 2/07/11 (a)(b)	$36,600	$36,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C, 0.29%, 2/07/11 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN (a):
FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 2/07/11 (b)(c)	14,995	14,995,000
FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.27%, 2/01/11	29,055	29,055,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C, 0.29%, 2/07/11 (a)(b)(c)	20,770	20,770,000

		111,420,000

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, VRDN, AMT (a):
Conoco Inc. Project, 0.30%, 2/07/11	10,000	10,000,000
ConocoPhillips Co. Project, 0.30%, 2/07/11	29,300	29,300,000
Oklahoma Development Finance Authority, Refunding RB, VRDN, Integris, Series A2 (AGC Insurance, Wells Fargo Bank NA SBPA), 0.29%, 2/07/11 (a)	20,000	20,000,000

		59,300,000

Oregon — 0.4%
Medford Hospital Facilities Authority, Refunding RB, VRDN, Rogue Valley Manor Project (Wells Fargo Bank NA LOC), 0.25%, 2/01/11 (a)	20,900	20,900,000

Pennsylvania — 1.5%
Berks County Municipal Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series C-13 (Royal Bank of Canada LOC), 0.29%, 2/07/11 (a)(b)(c)	15,995	15,995,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.32%, 2/07/11 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM Insurance, Wells Fargo Bank NA SBPA), 0.34%, 2/07/11 (a)	25,250	25,250,000
Southcentral General Authority, Refunding RB, VRDN, Wellspan Health Obligor Group, Series C (M&T Bank LOC), 0.31%, 2/07/11 (a)	8,400	8,400,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Venango IDA, TECP (Dexia Credit Local SBPA), 0.42%, 2/01/11	$12,500	$12,500,000

		79,530,000

Puerto Rico — 3.4%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB, VRDN Certificates, Bank of America, Series 2008-355 (Bank of America NA LOC, Bank of America NA SBPA), 0.47%, 2/07/11 (a)(b)	84,325	84,325,000
Puerto Rico Electric Power Authority, Refunding RB, VRDN, FLOATS (a)(b):
Series 4147 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.42%, 2/07/11	56,700	56,700,000
Series DCL-2008-013 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11	21,090	21,090,000
Puerto Rico Highway & Transportation Authority, Refunding RB, FLOATS, VRDN, Series DCL-008 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.38%, 2/07/11 (a)(b)	24,340	24,340,000

		186,455,000

Rhode Island — 1.8%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.56%, 2/07/11 (a)	2,735	2,735,000
State of Rhode Island, GO, TAN, Series R-1, 2.00%, 6/30/11	86,850	87,378,687
Town of Westerly Rhode Island, GO, BAN, 1.50%, 7/28/11	8,835	8,875,899

		98,989,586

South Carolina — 3.3%
County of Berkeley South Carolina, RB, VRDN, AMT, Nucor Corp. Project (a):
0.40%, 2/07/11	9,400	9,400,000
Series A, 0.45%, 2/07/11	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.45%, 2/07/11 (a)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN (a):
Ashley Hall Project (Bank of America NA LOC), 0.35%, 2/07/11	19,000	19,000,000
Electric City Printing Co. Project, AMT (JPMorgan Chase Bank LOC), 0.46%, 2/07/11	2,800	2,800,000
Giant Cement Holding Inc., AMT (Citibank NA LOC), 0.36%, 2/07/11	39,000	39,000,000
Sisters of Charity Providence Hospital (Wells Fargo Bank NA LOC), 0.29%, 2/07/11	21,880	21,880,000

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
South Carolina Jobs-EDA, Refunding RB, VRDN, UMA Refinance Project (Wells Fargo Bank NA LOC), 0.27%, 2/01/11 (a)	$29,000	$29,000,000
South Carolina State Public Service Authority, RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.30%, 2/07/11	13,150	13,150,000
Series 2006-0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.28%, 2/07/11	24,665	24,665,000

		177,995,000

Tennessee — 3.3%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.28%, 2/07/11 (a)(b)	27,480	27,480,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.29%, 2/07/11 (a)(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.38%, 2/07/11 (a)	18,600	18,600,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (a):
0.30%, 2/01/11	18,700	18,700,000
0.30%, 2/01/11	48,395	48,395,000
Municipal Energy Acquisition Corp., RB, PUTTERS, VRDN, Series 1578 (JPMorgan Chase & Co. Liquidity Facility), 0.34%, 2/07/11 (a)(b)	45,315	45,315,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.29%, 2/07/11 (a)	11,800	11,800,000

		183,085,000

Texas — 17.0%
City of Fort Worth Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DB-515 (Deutsche Bank AG Liquidity Facility), 0.29%, 2/07/11 (a)(b)	18,690	18,690,000
City of Houston Texas, GO, TRAN, 2.00%, 6/30/11	31,700	31,904,893
City of Houston Texas, RB, VRDN, Series DCL-2008-055, Mandatory Put Bonds (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.33%, 2/07/11 (a)	16,240	16,240,000

8	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (AGM Insurance, Citibank NA Liquidity Facility), 0.29%, 2/07/11 (a)(b)	$34,550	$34,550,000
Comal ISD, Barclays Capital Municipal Trust Receipts, GO, FLOATS, VRDN, Series 2W (Barclays Bank Plc Liquidity Facility), 0.30%, 2/07/11 (a)(b)(c)	3,000	3,000,000
County of Harris Texas, Clipper Tax- Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.32%, 2/07/11 (a)(b)	10,360	10,360,000
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A-2, Mandatory Put Bonds, 2.00%, 8/15/11 (d)	37,055	37,644,565
Gregg County Health Facilities Development Corp., Refunding RB, VRDN, Good Shepherd Medical Center Project (KBC Bank NV LOC), 0.31%, 2/07/11 (a)	16,815	16,815,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.29%, 2/07/11 (a)(b)(c)	17,000	17,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.25%, 2/01/11	66,410	66,410,000
Sub-Series C-2, 0.25%, 2/01/11	86,770	86,770,000
Harris County Health Facilities Development Corp., RB, VRDN, St. Luke’s Episcopal, Series A (JPMorgan Chase Bank and Landesbank Baden- Wurttemberg SBPA), 0.34%, 2/07/11 (a)	46,000	46,000,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN (a):
Methodist Hospital System, Series A-1, 0.25%, 2/01/11	58,410	58,410,000
St. Luke’s Episcopal Hospital, Series B (JPMorgan Chase Bank, Northern Trust Co. and Bank of America SBPA), 0.26%, 2/01/11	11,000	11,000,000
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC Insurance, Citibank NA Liquidity Facility), 0.30%, 2/07/11 (a)(b)	17,000	17,000,000
Port Freeport Texas, RB, VRDN, AMT, BASF Corp. Project (a):
0.44%, 2/07/11	24,500	24,500,000
Multi-Mode, 0.44%, 2/07/11	20,000	20,000,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.36%, 2/07/11 (a)	$10,250	$10,250,000
Port of Houston Authority, JP Morgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.39%, 2/07/11 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.44%, 2/07/11	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.32%, 2/07/11	10,000	10,000,000
Total Petrochemicals Project, 0.32%, 2/07/11	50,000	50,000,000
State of Texas, GO, Refunding, VRDN, College Student Loan, AMT (Landesbank Hessen-Thuringen SBPA), 0.35%, 2/01/11 (a)	20,520	20,520,000
State of Texas, GO, VRDN, Eagle Tax- Exempt Trust, Series 2007-0090, Class A (Citibank NA Liquidity Facility), 0.29%, 2/07/11 (a)(b)	29,195	29,195,000
State of Texas, RB, TRAN, 2.00%, 8/31/11	240,050	242,295,443
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.40%, 3/01/11 (a)(b)(c)	6,045	6,045,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.36%, 2/07/11 (a)	3,570	3,570,000

		928,384,901

Utah — 0.9%
City of Murray Utah, RB, VRDN, IHC Health Services Inc. (a):
Series C (Northern Trust Co. SBPA), 0.27%, 2/01/11	19,640	19,640,000
Series D, 0.27%, 2/01/11	30,000	30,000,000

		49,640,000

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.27%, 2/01/11 (a)	3,145	3,145,000

Virginia — 0.5%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.41%, 2/07/11 (a)	3,500	3,500,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	9

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-1 (AGM Insurance, Wells Fargo Bank NA SBPA), 0.27%, 2/01/11 (a)	$20,000	$20,000,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.38%, 2/07/11 (a)	1,760	1,760,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.36%, 2/07/11 (a)(b)	3,470	3,470,000

		28,730,000

Washington — 0.9%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.28%, 2/07/11 (a)(b)	11,425	11,425,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank Liquidity Facility), 0.34%, 2/07/11 (a)(b)	10,120	10,120,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 2/07/11 (a)(b)(c)	9,235	9,235,000
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A, 0.30%, 2/07/11 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, Refunding RB, FLOATS, VRDN, Series 3007 (Morgan Stanley Bank Liquidity Facility), 0.30%, 2/07/11 (a)(b)(c)	9,000	9,000,000

		51,100,000

Wisconsin — 4.7%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.40%, 2/07/11 (a)	11,960	11,960,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.31%, 2/07/11 (a)(b)	13,050	13,050,000
State of Wisconsin, TECP:
0.35%, 2/07/11	15,000	15,000,000
0.35%, 2/08/11	53,713	53,713,000
0.39%, 2/08/11	10,590	10,590,000
0.33%, 2/15/11	20,374	20,374,000
0.35%, 2/17/11	2,000	2,000,000
0.38%, 3/08/11	28,000	28,000,000
0.40%, 4/06/11	6,575	6,575,000
0.42%, 9/01/11	13,000	13,000,000
0.42%, 9/01/11	15,000	15,000,000

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series A, AMT (KBC Bank NV SBPA), 0.45%, 2/07/11 (a)	$49,910	$49,910,000
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.45%, 2/07/11 (a)	16,700	16,700,000

		255,872,000

Wyoming — 0.2%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.44%, 2/07/11 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC), Cheyenne Power Co. Project (a):
Series A, 0.36%, 2/07/11	5,000	5,000,000
Series B, 0.36%, 2/07/11	3,500	3,500,000

		13,100,000

Total Investments (Cost - $5,317,354,940*) – 97.3%		5,317,354,940
Other Assets Less Liabilities – 2.7%		146,374,240

Net Assets – 100.0%		$5,463,729,180

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

10	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Municipal Bonds[1]	—	$5,317,354,940	—	$5,317,354,940

[1] See above Schedule of Investments for values in each state or political subdivision.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	11

Schedule of Investments January 31, 2011 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
Bank of Montreal, Chicago:
0.24%, 2/22/11	$75,000	$75,000,000
0.24%, 2/24/11	82,000	82,000,000
0.31%, 8/29/11 (b)	40,000	40,000,000
0.36%, 11/23/11 (b)	25,000	24,997,954
Bank of Nova Scotia, Houston:
0.25%, 2/28/11	150,000	150,000,000
0.27%, 3/01/11	100,000	100,000,000
0.28%, 4/05/11	320,000	320,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.29%, 2/04/11	150,000	150,000,000
0.30%, 3/15/11	100,000	100,000,000
0.30%, 4/11/11	100,000	100,000,000
Barclays Bank Plc, NY:
0.42%, 2/18/11	100,000	100,000,000
0.40%, 3/04/11	75,000	75,000,000
0.38%, 5/19/11	150,000	150,000,000
BNP Paribas SA, NY:
0.38%, 5/04/11	175,000	175,000,000
0.39%, 5/05/11	135,000	135,000,000
Canadian Imperial Bank of Commerce, NY, 0.31%, 7/18/11 (b)	71,150	71,150,000
Credit Agricole CIB, NY:
0.40%, 2/08/11	200,000	200,000,000
0.41%, 4/08/11	75,000	75,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	60,000	60,000,000
Credit Suisse, NY, 0.28%, 4/12/11	100,000	100,000,000
Deutsche Bank AG, NY:
0.28%, 2/18/11	200,000	200,000,000
0.28%, 2/23/11	100,000	100,000,000
Dexia Credit Local (ST) GTD., NY, 2.05%, 2/17/11 (c)	202,000	202,000,000
Lloyd’s TSB Bank Plc, NY:
0.62%, 2/11/11	139,000	139,000,000
0.55%, 2/18/11	135,000	135,000,000
National Australia Bank, NY, 0.35%, 2/10/12 (b)	57,000	57,000,000
Rabobank Nederland NV, NY, 0.35%, 9/15/11 (b)	125,000	125,000,000
Royal Bank of Canada, NY (b):
0.35%, 10/14/11	95,000	95,000,000
0.36%, 11/10/11	50,000	50,000,000
Royal Bank of Scotland Plc, CT:
0.61%, 2/17/11	70,000	70,000,000
0.49%, 4/14/11	100,000	100,000,000
0.49%, 4/19/11	200,000	200,000,000
0.49%, 5/06/11 (c)	50,000	50,000,000
Societe Generale, NY, 0.39%, 4/21/11 (b)	150,000	150,000,000
Svenska Handelsbanken AB, NY, 0.28%, 2/01/11	200,000	200,000,000
Toronto-Dominion Bank, NY:
0.26%, 2/04/11 (b)	44,500	44,500,000
0.28%, 3/22/11	105,000	105,000,000
0.34%, 1/12/12 (b)	58,500	58,500,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
UniCredit SpA, NY, 0.49%, 2/10/11	$110,150	$110,150,000

Total Certificates of Deposit - 39.5%		4,474,297,954

Commercial Paper

Argento Variable Funding Co. LLC, 0.32%, 2/08/11 (d)	70,000	69,995,644
Barton Capital LLC, 0.26%, 3/02/11 (d)	140,015	139,985,675
Commonwealth Bank of Australia:
0.27%, 4/29/11 (d)	50,000	49,967,375
0.35%, 10/06/11 (b)	75,000	74,994,738
Falcon Asset Securitization Company LLC (d):
0.23%, 2/07/11	50,000	49,998,083
0.30%, 3/03/11	94,993	94,969,252
ING (U.S.) Funding LLC, 0.43%, 4/05/11 (d)	75,000	74,943,563
NRW Bank, 0.40%, 3/03/11 (d)	125,000	124,958,333
Nordea Bank North America Inc., DE, 0.27%, 3/14/11 (d)	75,000	74,976,937
Societe Generale North America Inc., 0.40%, 5/12/11 (d)	100,000	99,888,889
Solitaire Funding LLC, 0.31%, 2/14/11 (d)	55,020	55,013,841
UBS Finance (Delaware), LLC, 0.18%, 2/03/11 (d)	100,000	99,999,000
US Collateralized Commercial Paper Notes Series 2010-1, 0.32%, 2/03/11 (d)	47,500	47,499,156
Westpac Banking Corp. (b):
0.34%, 1/06/12	120,500	120,500,000
0.42%, 1/13/12	130,000	130,000,000

Total Commercial Paper - 11.6%		1,307,690,486

Corporate Notes

KBC Bank NV, NY, 1.77%, 2/01/11 (c)	108,000	108,000,000
Rabobank Nederland, 2.05%, 4/07/11 (c)(e)	201,500	201,500,000
Westpac Banking Corp., 0.32%, 4/05/11 (b)(e)	50,000	50,000,000

Total Corporate Notes - 3.2%		359,500,000

Time Deposits

Societe Generale, 0.18%, 2/01/11	97,238	97,238,000

Total Time Deposits - 0.9%		97,238,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (d):
0.19%, 3/02/11	$50,000	$49,992,347
0.16%, 3/14/11	100,000	99,981,778
0.18%, 5/04/11	50,000	49,976,361
0.19%, 7/27/11	50,000	49,952,333
Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	103,000	102,969,509
0.28%, 8/23/12	180,000	179,914,841
0.29%, 9/17/12	75,000	74,975,318
0.29%, 12/20/12	64,000	63,975,581
Federal Home Loan Bank Discount Notes, 0.19%, 7/29/11 (d)	43,500	43,458,059
Federal Home Loan Bank Variable Rate Notes, 0.23%, 1/23/12 (b)	60,000	59,985,219
Freddie Mac Discount Notes (d):
0.19%, 3/28/11	100,000	99,970,972
0.24%, 4/19/11	75,000	74,962,302
0.21%, 6/06/11	75,000	74,945,313
0.21%, 6/13/11	115,000	114,911,450
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	427,075	427,072,595
0.21%, 12/29/11	97,500	97,455,349
0.23%, 4/03/12	80,000	79,962,026
0.24%, 5/11/12	50,000	49,968,163
0.34%, 1/24/13	50,000	49,960,101

Total U.S. Government Sponsored Agency Obligations - 16.3%		1,844,389,617

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.18% - 0.19%, 2/03/11	170,000	169,998,278
0.18% - 0.19%, 2/24/11	150,000	149,982,391
0.19%, 3/17/11	50,000	49,988,389
0.19%, 3/24/11	100,000	99,973,083
0.20% - 0.22%, 6/02/11	170,000	169,883,285
0.22%, 6/30/11	50,000	49,955,507
0.20%, 7/07/11	70,000	69,939,333
0.19% - 0.21%, 7/28/11	150,000	149,858,941
0.21% - 0.27%, 9/22/11	305,000	304,569,355
0.21%, 10/20/11	150,000	149,771,625

Total U.S. Treasury Obligations - 12.0%		1,363,920,187

Repurchase Agreements

Bank of America Securities LLC, 0.26%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $300,002,167, collateralized by various US Treasuries, 0.00% - 1.00% due 5/26/11 – 1/15/14, par and fair value of $305,859,800, $306,000,040, respectively)	300,000	300,000,000

Repurchase Agreements (continued)	Par (000)	Value

Barclays Capital Inc., 0.26%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $115,000,831, collateralized by various Government Sponsored Agency Obligations, 0.00% due 8/23/12, par and fair value of $117,288,000, $117,300,902, respectively)	$115,000	$115,000,000
Citigroup Global Markets, Inc.:
0.45%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $30,000,375, collateralized by Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.71% - 1.51% due 4/15/36 – 2/25/38, par and fair value of $36,432,454, $32,100,001, respectively)	30,000	30,000,000
0.55%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $50,000,764, collateralized by Freddie Mac, 3.50% - 4.00% due 3/15/18 – 8/16/39, par and fair value of $102,338,321, $53,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc.:
0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $450,002,625, collateralized by Corporate/Debt Obligations, 1.00% - 3.50% due 9/23/13 – 9/08/20, par and fair value of $467,554,000, $459,000,461, respectively)	450,000	450,000,000
0.30%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $5,000,042, collateralized by various Government Sponsored Agency Obligations, 0.00% - 6.30% due 4/15/13 – 12/11/49, par and fair value of $52,323,436, $5,350,000, respectively)	5,000	5,000,000
Goldman Sachs & Co.:
0.21%, 2/01/11 (Purchased on 1/25/11 to be repurchased at $200,008,167, collateralized by various Government Sponsored Agency Obligations, 4.00% due 5/20/36, par and fair value of $212,502,286, $214,000,000, respectively)	200,000	200,000,000
0.21%, 2/03/11 (Purchased on 1/27/11 to be repurchased at $300,008,750, collateralized by various Government Sponsored Agency Obligations, 0.56% - 5.78% due 7/16/21 – 9/20/40, par and fair value of $381,386,310, $321,000,001, respectively)	300,000	300,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

HSBC Securities (USA), Inc., 0.32%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $30,000,267, collateralized by various Corporate/Debt Obligations, 5.75% - 9.25% due 8/15/11 – 10/01/39, par and fair value of $27,841,000, $32,105,674, respectively)	$30,000	$30,000,000
JPMorgan Securities Inc.:
0.35%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $100,000,972, collateralized by various Corporate/Debt Obligations, 0.00% - 12.50% due 10/01/12 – 8/09/35, par and fair value of $115,052,500, $107,002,767, respectively)	100,000	100,000,000
0.60%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $25,000,417, collateralized by various Corporate/Debt Obligations, 0.00% - 10.75% due 7/15/12 – 1/23/45, par and fair value of $28,733,000, $26,752,567, respectively)	25,000	25,000,000
Morgan Stanley & Co. Inc., 0.25%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $200,001,389, collateralized by various Corporate/Debt Obligations, 0.29% - 4.00% due 3/11/11 – 8/01/25, par and fair value of $209,649,697, $213,742,406, respectively)	200,000	200,000,000
RBS Securities Inc., 0.35%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $5,000,049, collateralized by Government Sponsored Agency Obligations and Corporate/Debt Obligations, 3.13% - 4.00% due 4/14/15 – 1/15/41, par and fair value of $5,120,850, $5,116,202, respectively)	5,000	5,000,000
UBS Securities LLC, 0.38%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $135,001,425, collateralized by Government Sponsored Agency Obligations and Corporate/Debt Obligations, 0.70% - 10.75% due 6/01/11 – 12/12/99, par and fair value of $136,583,696, $144,450,001, respectively)	135,000	135,000,000

Total Repurchase Agreements - 17.2%		1,945,000,000

Total Investments (Cost - $11,392,036,244*) – 100.7%		11,392,036,244
Liabilities in Excess of Other Assets – (0.7)%		(75,402,785)

Net Assets – 100.0%		$11,316,633,459

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$11,392,036,244	—	$11,392,036,244

[1] See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2011